Contingencies And Commitments (Details) In Millions	12 Months Ended						3 Months Ended		1 Months Ended		12 Months Ended
	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Jun. 26, 2006 USD ($)	Jul. 02, 2011 EUR (€)	Dec. 31, 1997 EUR (€)	Jan. 01, 2011 Italian Cartel Authority [Member] EUR (€)	Dec. 26, 2009 Spanish Competition Authorities [Member] EUR (€)	Jun. 30, 2010 Nestec/Nespresso [Member] EUR (€)	Feb. 29, 2008 German Cartel Authorities [Member] EUR (€)	Jul. 02, 2011 Discontinued North American Fresh Bakery Operations [Member] USD ($)	Jul. 03, 2010 Discontinued North American Fresh Bakery Operations [Member] USD ($)	Jun. 27, 2009 Discontinued North American Fresh Bakery Operations [Member] USD ($)	Jul. 02, 2011 Netherlands [Member] EUR (€)
Loss related to litigation settlement				$ 80
Hanesbrands, Inc. binding arbitration claim related to tax sharing agreement	72
Reserve account for Hanesbrands, Inc. binding arbitration claim related to tax sharing agreement	3.3
Regular scheduled contributions to multi-employer pension plans	3	4	5								45	43	42
Withdrawal liabilities from multi-employer pension plans	(3)	23	31
Government imposed fines							4.0	3.7		5.5
Accrual for competition matters					7.7									(20.0)
Belgian tax liability						30
Belgian taxes, interest, and penalties					32
Potential amount of payment for leases on property operators in default, maximum	74
Lawsuit damages									50
Purchase commitment, remaining amount committed	22
Minimum annual rentals due in 2012	15
Minimum annual rentals due in 2013	11
Minimum annual rentals due in 2014	10
Minimum annual rentals due in 2015	8
Minimum annual rentals due in 2016	2
Minimum annual rentals due thereafter	28
Letter of credit	8
Maximum potential guarantee on third party debt	12
Mexican tax indemnification		$ 26